Significant Accounting Policies:	6 Months Ended
Jun. 30, 2015
Significant Accounting Policies and Recent Accounting Pronouncements
Significant Accounting Policies and Recent Accounting Pronouncements:
2. Significant Accounting Policies and Recent Accounting Pronouncements:
A summary of the Partnership's significant accounting policies can be found in the Partnership's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2014, filed with the Securities and Exchange Commission on March 10, 2015. There have been no material changes to these policies in the six month period ended June 30, 2015.
During the six month periods ended June 30, 2015 and 2014, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows:

Charterer	June 30, 2015	June 30, 2014
A	44%	36%
B	37%	63%
C	19%	1%
	100%	100%

Recent Accounting Pronouncements:
ASU 2015-06: In April 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-06, Effects of Historical Earnings per Unit of Master Limited Partnership Dropdown Transactions. The amendments in this Update specify that for purposes of calculating historical earnings per unit under the two-class method, the earnings (losses) of a transferred business before the date of a dropdown transaction should be allocated entirely to the general partner. In that circumstance, the previously reported earnings per unit of the limited partners (which is typically the earnings per unit measure presented in the financial statements) would not change as a result of the dropdown transaction. Qualitative disclosures about how the rights to the earnings (losses) differ before and after the dropdown transaction occurs for purposes of computing earnings per unit under the two-class method also are required. The amendments in this Update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Earlier application is permitted. An entity should apply the new guidance on a retrospective basis. The adoption of this standards update is not expected to have a material effect on the Partnership's future or historical financial position, results of operations or cash flows, to the extent that no drop down of a transferred business occurs.
ASU 2015-03: In April 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-03, Interest- Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The Board issued this Update as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative). The amendments in this Update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this Update. For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. For all other entities, including emerging growth companies, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within fiscal years beginning after December 15, 2016. Early application is permitted. The adoption of this standards update is not expected to have a material effect on the Partnership's future financial position.